Related party transactions (Details 3) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) Number	Jun. 30, 2025 USD ($) Number
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 1.9	$ 1.6
Social security and other employee-related taxes	0.4	0.4
Post-employment benefits (pension plan)	0.2	0.2
Benefits due to termination of tenure		0.1
Total compensation recognized in the statement of income	2.5	2.3
Total compensation paid	$ 4.5	$ 3.9
Average number of members in the period | Number	19.67	19.83
Average number of paid members in the period | Number	17.67	17.83
Officers [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 1.7	$ 1.4
Social security and other employee-related taxes	0.4	0.4
Post-employment benefits (pension plan)	0.2	0.2
Benefits due to termination of tenure		0.1
Total compensation recognized in the statement of income	2.3	2.1
Total compensation paid	$ 4.3	$ 3.7
Average number of members in the period | Number	8.67	8.83
Average number of paid members in the period | Number	8.67	8.83
Board Members [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 0.2	$ 0.2
Total compensation recognized in the statement of income	0.2	0.2
Total compensation paid	$ 0.2	$ 0.2
Average number of members in the period | Number	11.00	11.00
Average number of paid members in the period | Number	9.00	9.00